Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
6.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2025	2024
Creditable input VAT	99,058,265	122,007,581
Short-term deposits	12,874,167	9,003,252
Receivables from payment processors and aggregators	12,610,478	12,356,383
Prepaid marketing expenses	5,653,165	5,373,942
Others	12,039,303	10,140,429
Total	142,235,378	158,881,587